Basis of Presentation and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	Jun. 09, 2016 $ / shares shares	May 27, 2016	Mar. 06, 2014 USD ($) shares	Dec. 22, 2010	Sep. 25, 2015 USD ($)
Class of Stock [Line Items]
Cumulative dividend paid quarterly				12.00%
Payment to redeem shares			$ 250,000
Stock split of common stock		1.37
Adjustment to retained earnings					$ 1,303
Retained Earnings
Class of Stock [Line Items]
Adjustment to retained earnings					1,303
Accounting Standards Update 2016-09 | New Accounting Pronouncement, Early Adoption, Effect | Retained Earnings
Class of Stock [Line Items]
Adjustment to retained earnings					$ 1,300
Common Stock
Class of Stock [Line Items]
Non-binding letter of intent to acquire Common Stock (shares) | shares			40,300,000
Expense related to share redemption			$ 2,000
IPO
Class of Stock [Line Items]
Public offering price (in dollars per share) | $ / shares	$ 16.00
Shares of common stock issued (shares) | shares	12,000,000
CD&R
Class of Stock [Line Items]
Preferred Stock, percentage of outstanding capital stock (on an as-converted basis)				51.00%
Atkore International | CD&R
Class of Stock [Line Items]
Preferred Stock, percentage of outstanding capital stock (on an as-converted basis)	80.10%			51.00%
Common stock, percentage of outstanding capital stock				49.00%